Shareholder Report, Average Annual Return (Details)	12 Months Ended	14 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000251574
Average Annual Return [Line Items]
Average Annual Return, Percent	24.26%	24.44%
T. Rowe Index: MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	18.33%